Private Placement Warrants and Unvested Founder Shares (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 08, 2020	Dec. 31, 2020
Unvested founder shares	12,404,080
Class A common stock
Period for revest of shares and warrants	4 years
Minimum common stock price per share for the forty trading days in a sixty consecutive period	$ 12.50
Maximum
Acquiror Price		$ 12.50
Minimum
Acquiror Price		10
No founder shares or private placement warrants vesting | Maximum
Acquiror Price		10
All founder shares or private placement warrants vesting | Minimum
Acquiror Price		$ 12.50
Private Placement
Unvested founder shares	4,800,000
Number of warrants agreed not to transfer		4,800,000
Fair value of Private Placement Warrants	$ 56.0	$ 44.5
Fair value of unvested founder shares	$ 86.0	62.1
Decrease in fair value of unvested private placement warrants		11.5
Decrease in fair value of unvested founder shares		$ 23.9